Note 6 - Other Receivables - 10Q	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 6. OTHER RECEIVABLES

At March 31, 2013 and September 30, 2012, the Company had other receivables net of allowance for uncollectable accounts of $747,000 and $147,000, respectively, primarily from underwriting and management fees from investment banking transactions that the Company participated in.

NOTE 5. OTHER RECEIVABLES

At September 30, 2012 and 2011, the Company had other receivables of $147,000 and $299,000, respectively, primarily from underwriting and management fees from investment banking transactions that the Company participated in.